Defined benefit plan assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Defined benefit plan assets and liabilities [Abstract]
Present value of defined benefit obligation from funded plans	₩ 3,414,116	₩ 2,951,842
Fair value of plan assets	(1,775,331)	(1,475,641)
Net surplus (deficit) in plan	1,638,785	1,476,201
Present value of defined benefit obligation from unfunded plans	0	0
Net liabilities incurred from defined benefit plans	₩ 1,638,785	₩ 1,476,201